INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax (“CIT”) from first operation year and a 50% CIT reduction for the succeeding three years thereafter.

United States of America

ReneSola US is incorporated in California, United States. It is subject to a federal corporate income tax rate of 21% for 2018, 2019, and 2020, effective from January 1, 2018 under the 2017 Tax Cuts and Jobs Act. In addition, ReneSola US is subject to California state income tax of 8.84% for 2020 and 2021, and Connecticut state income tax of 7.5% for 2020 and 2021, which is deductible for federal corporate income tax purpose.

The tax expense from continuing operations comprises:

	Years ended December 31,
	2019	2020	2021
Income (loss) before income tax
PRC	$(10,273,181)	$2,104,024	$1,589,476
Other jurisdictions	(301,925)	214,999	5,799,396

Total	(10,575,106)	2,319,023	7,388,872

Current tax expense
PRC	(9,835)	(5,118)	(348,494)
Other jurisdictions	(839,676)	(441,495)	(66,754)

Subtotal	(849,511)	(446,613)	(415,248)
Deferred tax benefit (expense)
PRC	—	—	—
Other jurisdictions	(255,538)	283,577	(359,164)

Subtotal	(255,538)	283,577	(359,164)

Total income tax expense	$(1,105,049)	$(163,036)	$(774,412)

There were no reversals or additions of unrecognized tax benefits during the years ended December 31, 2019, 2020 and 2021, respectively.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2020 and 2021, there were no interest and penalties related to uncertain tax positions. As of December 31, 2020 and 2021, there was no accrual of uncertain tax benefits recognized by the Company. The Company does not anticipate significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $15,692) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2020	2021
Deferred tax assets:
Accrued expenses	$13,451	$13,772
Net operating losses	9,491,051	7,214,260
Unrealized internal profit	1,125,023	776,260
Allowances for credit losses	1,281,259	1,209,220
Impairment loss of assets	122,764	126,337
Other	157,101	133,409
Total gross deferred tax assets	12,190,649	9,473,258
Valuation allowance on deferred tax assets	(11,006,328)	(8,696,997)
Net deferred tax assets	$1,184,321	$776,261

As of December 31, 2021, the subsidiaries of the Company in PRC had net operating loss carry forwards of $12,937,591, of which $2,705, $879, $6,029,897, $1,616,711 and $5,287,399 will expire in 2022, 2023, 2024, 2025 and 2026 respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $11,006,328 and $8,696,997 as at December 31, 2020 and 2021, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Years ended December 31,
	2019	2020	2021
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	(57)%	(21)%	(20)%
Preferential tax rate(1)	7%	(42)%	(16)%
Effect of different tax rate of subsidiaries	16%	39%	17%
Other	(1)%	6%	4%
Effective income tax rate	(10)%	7%	10%

The following table sets forth the effect of preferential tax on China operations for the years ended December 31, 2019, 2020 and 2021, respectively:

	Years ended December 31,
	2019	2020	2021

Preferential tax effect(1)	$720,847	$975,859	$1,160,939
(1)	Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years. Besides, certain solar power project entities enjoy the preferential tax policies in connection with the development of the western region of China and are subject to a preferential tax rate of 15%.